Discontinued Operations - Schedule of Operating Segment (Details) - Handshake [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Operating Segment [Line Items]
Revenue	$ 96,270	$ 795,733	$ 512,300
Cost of sales	(4,730)	(178,731)	(50,342)
Gross profit	91,540	617,002	461,958
Selling, distribution and administrative expenses	(56,210)	(583,424)	(523,858)
Operating income (loss)	35,330	33,578	(61,900)
Other income (expense)	26	223	1,116
Foreign exchange gains		423
Gain on disposal of subsidiary	3,608
Finance costs	(245)	(86)	(1,648)
Net profit (loss) from discontinued operations	$ 38,719	$ 34,138	$ (62,432)